United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies


                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05

                 Date of Reporting Period: Quarter ended 7/31/04


Item 1.        Schedule of Investments


Automated Government Cash Reserves
Portfolio of Investments
July 31, 2004 (unaudited)


   Principal
   Amount                                                                                   Value
                     Government Agencies--100.4%
$  20,497,000    1    Federal Farm Credit System Discount Notes, 1.190% - 1.390%,
                     8/16/2004 - 9/24/2004                                            $     20,468,493
   84,900,000    2    Federal Farm Credit System Floating Rate Notes, 1.241% -
                     1.530%, 8/3/2004 - 10/6/2004                                           84,887,790
   25,350,000        Federal Farm Credit System Notes, 1.250% - 6.090%, 10/1/2004
                     - 1/5/2005                                                             25,463,442
   122,000,000   1    Federal Home Loan Bank System Discount Notes, 1.078% -
                     1.758%, 8/2/2004 - 12/17/2004                                          121,736,052
   90,000,000    2    Federal Home Loan Bank System Floating Rate Notes, 1.060% -
                     1.540%, 8/11/2004 - 4/19/2005                                          89,992,440
   46,510,000        Federal Home Loan Bank System Notes, 1.250% - 6.820%,
                     8/13/2004 - 5/4/2005                                                   46,695,007
   12,000,000    2    Student Loan Marketing Association Floating Rate Notes,
                     1.509% - 1.519%, 8/3/04                                                11,999,960
   28,000,000    2   Student Loan Marketing Association Floating Rate Master
                     Notes, 1.249%, 8/3/2004                                                28,000,000
   5,000,000     1    Tennessee Valley Authority Discount Notes, 1.250%, 8/5/2004           4,999,306
                     Total Investments--100.4%
                     (at amortized cost) 3                                                  434,242,490
                     other assets and liabilities - net -(0.4)%                             (1,576,513)
                     total net assets - 100%                                          $     432,665,977


1         Discount rate at time of purchase.
2         Floating rate note with current rate and next reset date shown.
3         Also represents cost for federal tax purposes.


Note:   The categories of investments are shown as a percentage of total net assets at July 31, 2004.







Automated Treasury Cash Reserves
Portfolio of Investments
July 31, 2004 (unaudited)


   Principal
   Amount                                                                               Value
                     U.S. Treasury OBLIGATIONS--96.3%
                     U.S. Treasury Bills--92.1% 1
$    58,500,000      0.965% - 1.220%, 8/19/2004                                   $     58,468,062
     6,000,000       0.980%, 8/5/2004                                                   5,999,347
     10,000,000      1.015% - 1.280%, 9/9/2004                                          9,988,143
     6,000,000       1.035%, 10/7/2004                                                  5,988,443
     16,000,000      1.045% - 1.050%, 8/26/2004                                         15,988,347
     33,000,000      1.155% - 1.190%, 8/12/2004                                         32,988,147
     14,000,000      1.315% - 1.320%, 10/14/2004                                        13,962,096
     4,000,000       1.420%, 11/12/2004                                                 3,983,749
     8,000,000       1.690% - 1.700%, 1/20/2005                                         7,935,590
                     Total                                                              155,301,924
                     U.S. Treasury Notes--4.2%
     7,000,000       5.875%, 11/15/2004                                                 7,087,634
                     Total Investments-96.3%
                      (at amortized cost) 2                                       $     162,389,558
                     other assets and liabilities-net-3.7%                              6,276,376
                     total net assets -100%                                             168,665,934



1          Each issue shows the rate of discount at the time of purchase.
2          Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.











U.S. Treasury Cash Reserves
Portfolio of Investments
July 31, 2004 (unaudited)


    Principal
    Amount
    or Shares                                                    Value


                     U.S. Treasury-97.5%
                     U.S. Treasury Bills--92.4%1
$     900,500,000    0.965% - 1.255%, 8/19/2004                $   900,004,684
      140,000,000    0.980% - 1.170%, 8/5/2004                     139,982,644
      256,000,000    1.015% - 1.335%, 9/9/2004                     255,667,184
      94,000,000     1.035%, 10/7/2004                             93,818,933
      230,000,000    1.045% - 1.050%, 8/26/2004                    229,832,438
      440,000,000    1.155% - 1.190%, 8/12/2004                    439,841,962
      151,000,000    1.315% - 1.320%, 10/14/2004                   150,591,129
      2,000,000      1.325%, 9/23/2004                             1,996,099
      73,000,000     1.420%, 11/12/2004                            72,703,417
      92,000,000     1.690% - 1.700%, 1/20/2005                    91,259,285
                     Total                                         2,375,697,775
                     U.S. Treasury Bonds--1.4%
      36,000,000     13.750%, 8/15/2004                            36,175,438
                     U.S. Treasury Notes--3.7%
      93,000,000     5.875%, 11/15/2004                            94,164,286
                     Total Investments--97.5%
                      (AT AMORTIZED COST) 2                    $   2,506,037,499
                     other assets and liabilities-net-2.5%         63,294,123
                     total net assets-100%                         2,569,331,622



(1)       Each issue shows the rate of discount at the time of purchase.
(2)       Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.



Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Money Market Obligations Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004